Related Party Transactions (Details) (USD $)	1 Months Ended	6 Months Ended					0 Months Ended		0 Months Ended					0 Months Ended	12 Months Ended				12 Months Ended			0 Months Ended					0 Months Ended											0 Months Ended
	Feb. 15, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 03, 2011 interest_rate_swap	Jun. 03, 2011 Contracts	Jun. 03, 2011 Co-manager and Underwriter [Member]	Dec. 31, 2011 Co-manager and Underwriter [Member]	Feb. 06, 2009 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. PUGET ENERGY	Dec. 31, 2010 PUGET SOUND ENERGY, INC. PUGET ENERGY	Feb. 10, 2012 PUGET ENERGY	Dec. 31, 2011 PUGET ENERGY	Dec. 31, 2010 PUGET ENERGY	Jun. 30, 2012 PUGET ENERGY	Mar. 31, 2012 PUGET ENERGY	Dec. 31, 2011 Line of Credit PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Line of Credit PUGET SOUND ENERGY, INC. PUGET ENERGY	Dec. 31, 2010 Line of Credit PUGET SOUND ENERGY, INC. PUGET ENERGY	Jun. 03, 2011 Senior Secured Note PUGET ENERGY Co-manager and Underwriter [Member]	Dec. 31, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Jun. 03, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 31, 2010 Senior Secured Note 6.000% Senior Secured Note Due 2021	Jun. 03, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021 PUGET ENERGY Co-manager and Underwriter [Member]	Jun. 03, 2011 Term Loan	Dec. 06, 2010 Term Loan	Feb. 06, 2009 Term Loan	Dec. 31, 2011 Term Loan Co-manager and Underwriter [Member]	Dec. 31, 2010 Term Loan PUGET ENERGY Co-manager and Underwriter [Member]	Dec. 31, 2011 Medium-term Notes [Member]	Dec. 31, 2010 Medium-term Notes [Member]	Dec. 31, 2011 Capital Expenditure Facility	Dec. 31, 2010 Capital Expenditure Facility	Feb. 06, 2009 Capital Expenditure Facility	Dec. 31, 2011 Capital Expenditure Facility Co-manager and Underwriter [Member]	Jun. 29, 2010 Capital Expenditure Facility PUGET SOUND ENERGY, INC.
Related Party Transaction [Line Items]
Current borrowing capacity of line of credit										$ 1,150,000,000		$ 30,000,000								$ 30,000,000																$ 1,000,000,000
Debt instrument variable rate basis																			LIBOR	one-month LIBOR
Basis spread on variable rate (percent)																			0.85%	0.25%
Outstanding amount for line of credit												30,000,000	22,600,000					859,000,000																545,000,000
Applicable interest rate on credift facility at period end																				1.60%	1.10%
Long-term debt				5,566,860,000						3,773,860,000	3,463,860,000				1,793,000,000								500,000,000	500,000,000	0	500,000,000			1,225,000,000		782,000,000	298,000,000	782,000,000	545,000,000	258,000,000
Repayments of long-term debt		1,273,000,000	744,000,000						779,300,000						484,000,000	443,000,000						484,000,000					484,000,000	1,225,000,000										400,000,000
Related party commitments under debt instrument																														6,900,000							50,600,000
Number of interest rate derivatives held					3	2
Notional amount of interest rate swaps				1,280,000,000			444,900,000	367,500,000									450,000,000
Notional amount of swap instrument settled	$ 277,000,000						$ 77,400,000							$ 550,000,000